Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

(24) Shareholders' Equity

A summary of the Company's common and preferred stock at December 31, 2011 and 2010 is as follows:

	2011	2010
Common Stock:
Shares authorized	60,000,000	60,000,000
Shares issued	35,981,950	34,864,068
Shares outstanding	35,978,349	34,864,068
Cash dividend per share	$0.18	$0.18

Preferred Stock:
Shares authorized	20,000,000	20,000,000
Shares issued	50,000	50,000
Shares outstanding	50,000	50,000

The Company reserves shares of its authorized common stock specifically for its Stock Incentive Plan, its Employee Stock Purchase Plan and its Directors Deferred Fee and Stock Plan. The reserved shares and these plans are detailed in Note 19 -Employee Benefit and Stock Plans.

Common Stock Offering

In March 2010, the Company issued through a public offering a total of 6.7 million shares of its common stock at $33.25 per share. Net proceeds to the Company totaled $210.3 million. Additionally, in December 2010, the Company issued through a public offering a total of 3.7 million shares of common stock at $30.00 per share. Net proceeds to the Company totaled $104.8 million.

Tangible Equity Units

In December 2010, the Company sold 4.6 million 7.50% tangible equity units at a public offering price of $50.00 per unit. The Company received net proceeds of $222.7 million after deducting underwriting discounts and commissions and estimated offering expenses. Each tangible equity unit is composed of a prepaid common stock purchase contract and a junior subordinated amortizing note due December 15, 2013. The prepaid stock purchase contracts have been recorded as surplus (a component of shareholders' equity), net of issuance costs, and the junior subordinated amortizing notes have been recorded as debt within other borrowings. Issuance costs associated with the debt component are recorded as a discount within other borrowings and will be amortized over the term of the instrument to December 15, 2013. The Company allocated the proceeds from the issuance of the TEU to equity and debt based on the relative fair values of the respective components of each unit. The aggregate fair values assigned to each component of the TEU offering are as follows:

(Dollars in thousands, except per unit amounts)	Equity Component	Debt Component	TEU Total
Units issued (1)	4,600	4,600	4,600
Unit price	$40.271818	$9.728182	$50.00
Gross proceeds	185,250	44,750	230,000
Issuance costs, including discount	5,934	1,419	7,353

Net proceeds	$179,316	$43,331	$222,647

Balance sheet impact
Other borrowings	—	43,331	43,331
Surplus	179,316	—	179,316

(1)	TEUs consist of two components: one unit of the equity component and one unit of the debt component.

The fair value of the debt component was determined using a discounted cash flow model using the following assumptions: (1) quarterly cash payments of 7.5%; (2) a maturity date of December 15, 2013; and (3) an assumed discount rate of 9.5%. The discount rate used for estimating the fair value was determined by obtaining yields for comparably-rated issuers trading in the market. The debt component was recorded at fair value, and the discount is being amortized using the level yield method over the term of the instrument to the settlement date of December 15, 2013.

The fair value of the equity component was determined using Black-Scholes valuation models applied to the range of stock prices contemplated by the terms of the TEU and using the following assumptions: (1) risk-free interest rate of 0.95%; (2) expected stock price volatility in the range of 35%-45%; (c) dividend yield plus stock borrow cost of 0.85%; and (4) term of 3.02 years.

Each junior subordinated amortizing note, which had an initial principal amount of $9.728182, is bearing interest at 9.50% per annum, and has a scheduled final installment payment date of December 15, 2013. On each March 15, June 15, September 15 and December 15, the Company will pay equal quarterly installments of $0.9375 on each amortizing note. The quarterly installment payable at March 15, 2011, however, was $0.989583. Each payment will constitute a payment of interest and a partial repayment of principal. The Company may defer installment payments at any time and from time to time, under certain circumstances and subject to certain conditions, by extending the installment period so long as such period of time does not extend beyond December 15, 2015.

Each prepaid common stock purchase contract will automatically settle on December 15, 2013 and the Company will deliver not more than 1.6666 shares and not less than 1.3333 shares of its common stock based on the applicable market value (the average of the volume weighted average price of Company common stock for the twenty (20) consecutive trading days ending on the third trading day immediately preceding December 15, 2013) as follows:

Applicable market value of Company common stock	Settlement Rate
Less than or equal to $30.00	1.6666
Greater than $30.00 but less than $37.50	$50.00, divided by the applicable market value
Greater than or equal to $37.50	1.3333

At any time prior to the third business day immediately preceding December 15, 2013, the holder may settle the purchase contract early and receive 1.3333 shares of Company common stock, subject to anti-dilution adjustments. Upon settlement, an amount equal to $1.00 per common share issued will be reclassified from additional paid-in capital to common stock.

Series A Preferred Stock

In August 2008, the Company issued and sold 50,000 shares of non-cumulative perpetual convertible preferred stock, Series A, liquidation preference $1,000 per share (the "Series A Preferred Stock") for $50 million in a private transaction. If declared, dividends on the Series A Preferred Stock are payable quarterly in arrears at a rate of 8.00% per annum. The Series A Preferred Stock is convertible into common stock at the option of the holder at a conversion rate of 38.88 shares of common stock per share of Series A Preferred Stock. On and after August 26, 2010, the Series A Preferred Stock will be subject to mandatory conversion into common stock in connection with a fundamental transaction, or on and after August 26, 2013 if the closing price of the Company's common stock exceeds a certain amount.

Series B Preferred Stock

Pursuant to the U.S. Treasury's CPP, on December 19, 2008, the Company issued to the U.S. Treasury, in exchange for aggregate consideration of $250 million, (i) 250,000 shares of the Company's fixed rate cumulative perpetual preferred Stock, Series B, liquidation preference $1,000 per share (the "Series B Preferred Stock"), and (ii) a warrant to purchase 1,643,295 shares of Wintrust common stock at a per share exercise price of $22.82 and with a term of 10 years. The Series B Preferred Stock paid a cumulative dividend at a coupon rate of 5%.

In December 2010, the Company repurchased all 250,000 shares of its Series B Preferred Stock. The Series B Preferred Stock was repurchased at a price of $251.3 million, which included accrued and unpaid dividends of $1.3 million. The repurchase of the Series B Preferred Stock resulted in a non-cash deemed preferred stock dividend that reduced net income applicable to common shares in the fourth quarter of 2010 by approximately $11.4 million. This amount represents the difference between the repurchase price and the carrying amount of the Series B Preferred Stock, or the accelerated accretion of the applicable discount on the preferred shares. In February 2011, the U.S. Treasury sold all of its interest in the warrant issued to it in a secondary underwritten public offering.

Other

In July 2011, the Company issued 529,087 shares of its common stock in the acquisition of Great Lakes Advisors. In September

2011, the Company issued 353,650 shares of its common stock in the acquisition of ESBI.

The Company previously issued other warrants to acquire common stock. These warrants entitle the holders to purchase one share of the Company's common stock at a purchase price of $30.50 per share. Warrants outstanding at December 31, 2011 and 2010 totaled

19,000. The expiration date on these remaining outstanding warrants is February 2013.

At the January 2012 Board of Directors meeting, a semi-annual cash dividend of $0.09 per share ($0.18 on an annualized basis) was declared. It was paid on February 23, 2012 to shareholders of record as of February 9, 2012.

The following table summarizes the components of other comprehensive income (loss), including the related income tax effects, for the years ending December 31, 2011, 2010 and 2009:

(In thousands)	2011	2010	2009
Unrealized net gains on available-for-sale securities	$4,467	$9,579	$680
Related tax expense	(1,862)	(3,754)	(277)

Net after tax unrealized ganis on available-for-sale securities	2,605	5,825	403

Less: reclassification adjustment for net gains (losses) realized in net income during the year	$1,792	$9,832	$(268)
Related tax expense (benefit)	(712)	(3,787)	103

Net after reclassification adjustment	1,080	6,045	(165)

Cumulative effect of change in accounting	—	156	309

Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877

Unrealized net gains (losses) on derivative used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)

After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112

Total other comprehensive income	2,634	1,266	3,989

A roll-forward of the change in accumulated other comprehensive loss for the years ending December 31, 2011, 2010 and 2009 is as follows:

(In thousands)	2011	2010	2009
Accumulated other comprehensive loss at beginning of year	$(5,512)	$(6,622)	$(10,302)
Cumulative effect of change in accounting	—	(156)	(309)
Other comprehensive income	2,634	1,266	3,989

Accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Accumulated other comprehensive loss at December 31, 2011, 2010 and 2009 is comprised of the following components:

(In thousands)	2011	2010	2009
Accumulated unrealized gains on securities available-for-sale	$4,204	$2,679	$2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)

Total accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)